Total
Gotham Hedged Core Fund
GOTHAM HEDGED CORE FUND
Investment Objective
The Gotham Hedged Core Fund (the “Fund”) seeks long -term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk -adjusted manner.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Hedged Core Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gotham Hedged Core Fund Institutional Class
Management Fees	0.70%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.96%	[1],[2]
Dividend and Interest Expense on Securities Sold Short	0.81%
Other Operating Expenses	0.15%
Total Annual Fund Operating Expenses	1.66%	[2]
Fee Waivers and/or Expense Reimbursements	none	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.66%	[2]
[1]	"Other Expenses” have been restated to reflect current fees as if the following change, effective as of February 1, 2021, was in effect during the entire fiscal year ended September 30, 2021: FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham Asset Management, LLC (“Gotham” or the “Adviser”) supports the Fund’s non-investment advisory operations. Under the Support Agreement, Gotham supports the Fund’s non-investment advisory operations by (a) performing or contracting for certain operational support services of the Fund, and (b) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance of services and the assumption of payment obligations, Gotham receives a fee of the lesser of (x) the annualized rate of 0.15% of the Fund’s average daily net assets, or (y) the actual amount of the Gotham’s payment obligation under the Support Agreement.
[2]	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Gotham Hedged Core Fund | Institutional Class | USD ($)	169	523	902	1,965

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205% of the average value of its portfolio.

Summary of Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.
The Fund will consist of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.
The Fund intends to target a net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100%. The gross exposure, which is the value of the Fund’s long positions plus its short positions, is expected to be in the range of approximately 175 – 200%. The Fund targets a beta significantly less than the S&P 500.
In determining which individual securities to purchase or short, the Adviser employs a systematic, bottom
-up
, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•
Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•
Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•
Updating the analysis for earning releases, annual (Form 10
-K
) and quarterly (Form 10
-Q
) reports and other corporate filings; and
•
Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.
Generally, the long portion of the portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.
The Fund may obtain its long exposure through direct investment in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may invest in ETFs, including to manage capital flows. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•
Equity Risk:
The Fund invests primarily in equity and equity
-related
securities. Equity and equity
-related
securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Short Sale Risk:
Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.
•
Leverage:
The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.
•
Liquidity Risk:
The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third
-party
data sources. Data entries made by the Adviser’s team of financial analysts or third
-parties
may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short
-term
capital gains to investors, which are taxed as ordinary income.
•
Securities Lending Risk:
The Fund may make secured loans of its portfolio securities in an amount not exceeding 33
1
/
3
% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.
•
ETF Risk:
An investment in an exchange
-traded
fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past five calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the S&P 500
®
Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (877) 974-6852.

During the periods shown in the chart:
Best Quarter	Worst Quarter
12.49%	(13.21)%
(December 31, 2021)	(March 31, 2020)

Gotham Hedged Core Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2021
Average Annual Total Returns - Gotham Hedged Core Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Institutional Class	Class I Shares Return Before Taxes	27.87%		11.37%		11.73%		Sep. 30, 2016
Institutional Class | Return After Taxes on Distributions	Return After Taxes on Distributions	22.82%	[1]	9.32%	[1]	9.77%	[1]	Sep. 30, 2016	[1]
Institutional Class | Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	19.78%	[1]	8.66%	[1]	9.00%	[1]	Sep. 30, 2016	[1]
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	12.14%	[2]	5.29%	[2]	5.19%	[2]	Sep. 30, 2016	[2]
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)	28.71%	[3]	18.47%	[3]	18.36%	[3]	Sep. 30, 2016	[3]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.
[3]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.